Property, plant and equipment, net - Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,262.6	$ 2,135.2
Less: accumulated depreciation and amortization	(731.8)	(554.5)
Property, Plant and Equipment, Net	1,530.8	1,580.7
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10.6	10.6
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,030.4	986.1
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	933.5	882.8
Personal Property [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	222.9	186.8
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 65.2	$ 68.9